Average Annual Total Returns		12 Months Ended	60 Months Ended	98 Months Ended		120 Months Ended
	Aug. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025
Russell 3000 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	13.91%	[1]	14.29%
S&P 500 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.60%	[1]	14.82%
A
Prospectus [Line Items]
Average Annual Return, Percent		6.00%	8.52%			11.30%
C
Prospectus [Line Items]
Average Annual Return, Percent		10.20%	8.70%			10.91%
Z
Prospectus [Line Items]
Average Annual Return, Percent		12.50%	10.08%			12.25%
Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.05%	7.61%			9.91%
Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.18%	7.48%			9.46%
R6
Prospectus [Line Items]
Average Annual Return, Percent		12.45%	10.07%	12.16%
Performance Inception Date	Oct. 26, 2017

[1]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date for Class R6 shares.